Offerings - Offering: 1	Aug. 01, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Shares, no par value
Amount Registered | shares	20,000,000
Proposed Maximum Offering Price per Unit	5.87
Maximum Aggregate Offering Price	$ 117,400,000.00
Fee Rate	0.01476%
Amount of Registration Fee	$ 17,328.24
Offering Note	This Registration Statement on Form S-8 (this “Registration Statement”) covers Common Shares, no par value (“Common Shares”), of Bausch Health Companies Inc. (the “Company” or the “Registrant”) issuable pursuant to the Company’s 2014 Omnibus Incentive Plan, as amended and restated effective as of May 14, 2024 (the “Plan”), and any additional Common Shares that become issuable under the Plan by reason of any stock dividend, stock split, or other similar transaction pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”).

Estimated pursuant to Rule 457(c) and Rule 457(h) under the Securities Act, solely for the purpose of computing the registration fee, based on the average of the high and low prices reported for a Common Share on the New York Stock Exchange on July 26, 2024.

Rounded up to the nearest penny.

The Registrant does not have any fee offsets.